UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 29, 2016

Date of reporting period:	November 30, 2015

Item 1. Schedule of Investments:

Putnam Floating Rate Income Fund

The fund's portfolio
11/30/15 (Unaudited)

SENIOR LOANS (82.7%)(a)(c)
	Principal amount	Value

Advertising and marketing services (0.6%)

Lions Gate Entertainment Corp. bank term loan FRN 5s, 2022	$4,000,000	$4,000,000

		4,000,000
Automotive (1.1%)

FCA US, LLC bank term loan FRN Ser. B, 3 1/4s, 2018	3,152,000	3,131,512

Navistar, Inc. bank term loan FRN Ser. B, 6 1/2s, 2020	4,945,000	4,504,069

		7,635,581
Basic materials (6.7%)

A. Schulman, Inc. bank term loan FRN Ser. B, 4s, 2022	995,000	983,806

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B1, 4 1/2s, 2019 (Luxembourg)	2,135,324	2,124,648

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B2, 4 1/2s, 2019 (Luxembourg)	1,107,917	1,102,377

Axalta Coating Systems US Holdings, Inc. bank term loan FRN 3 3/4s, 2020	3,562,174	3,525,915

AZ Chem US, Inc. bank term loan FRN 7 1/2s, 2022	2,000,000	2,005,000

AZ Chem US, Inc. bank term loan FRN 4 1/2s, 2021	1,745,205	1,740,188

Beacon Roofing Supply, Inc. bank term loan FRN Ser. B, 4s, 2022	2,000,000	1,985,000

Builders FirstSource, Inc. bank term loan FRN Ser. B, 6s, 2022	4,188,000	4,119,945

Hanson Building Products North America bank term loan FRN 6 1/2s, 2022	3,480,000	3,393,000

HD Supply, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021	3,000,000	2,973,126

Ineos US Finance, LLC bank term loan FRN 3 3/4s, 2018	2,312,267	2,270,563

KP Germany Erste GmbH bank term loan FRN 5s, 2020 (Germany)	2,096,542	2,091,301

KP Germany Erste GmbH bank term loan FRN 5s, 2020 (Germany)	895,958	893,718

Novelis, Inc. bank term loan FRN Ser. B, 4s, 2022	3,990,000	3,869,303

Orion Engineered Carbons GmbH bank term loan FRN Ser. B, 5s, 2021 (Germany)	2,970,000	2,981,138

Oxbow Carbon & Minerals, LLC bank term loan FRN 8s, 2020	1,000,000	875,000

Quikrete Cos., Inc. (The) bank term loan FRN 7s, 2021	1,768,421	1,766,211

Solenis International LP bank term loan FRN 7 3/4s, 2022	2,000,000	1,821,250

TMS International Corp. bank term loan FRN Ser. B, 4 1/2s, 2020	4,848,300	4,557,402

Univar, Inc. bank term loan FRN Ser. B, 4 1/4s, 2022	2,000,000	1,940,358

		47,019,249
Biotechnology (2.0%)

AMAG Pharmaceuticals, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021	3,925,000	3,689,500

Concordia Healthcare Corp. bank term loan FRN Ser. B, 5 1/4s, 2021 (Canada)	2,000,000	1,903,750

Pharmaceutical Product Development, LLC bank term loan FRN 4 1/4s, 2022	5,321,663	5,176,982

Quintiles Transnational Corp. bank term loan FRN Ser. B, 3 1/4s, 2022	2,992,500	2,975,045

		13,745,277
Broadcasting (3.4%)

iHeartCommunications, Inc. bank term loan FRN Ser. D, 6.938s, 2019	7,105,000	5,144,020

Media General, Inc. bank term loan FRN 4s, 2020	2,717,813	2,695,391

Sinclair Television Group, Inc. bank term loan FRN Ser. B, 3s, 2020	3,919,753	3,853,607

Townsquare Media, Inc. bank term loan FRN Ser. B, 4 1/4s, 2022	2,797,566	2,790,572

Tribune Media Co. bank term loan FRN Ser. B, 3 3/4s, 2020	4,591,642	4,566,769

Univision Communications, Inc. bank term loan FRN 4s, 2020	4,954,334	4,883,888

		23,934,247
Building materials (1.9%)

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020	3,922,365	3,794,888

Jeld-Wen, Inc. bank term loan FRN 4s, 2021	1,055,000	1,050,715

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4 3/4s, 2022	3,745,000	3,729,788

Nortek, Inc. bank term loan FRN Ser. B, 3 1/2s, 2020	4,463,748	4,374,474

		12,949,865
Capital goods (4.9%)

ADS Waste Holdings, Inc. bank term loan FRN Ser. B, 3 3/4s, 2019	2,829,195	2,760,233

Berry Plastics Corp. bank term loan FRN Ser. F, 4s, 2022	4,000,000	3,973,500

Berry Plastics Group, Inc. bank term loan FRN Ser. E, 3 3/4s, 2021	1,812,222	1,789,318

Gardner Denver, Inc. bank term loan FRN 4 1/4s, 2020	3,498,600	3,190,723

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021	4,512,211	4,162,515

Generac Power Systems, Inc. bank term loan FRN Ser. B, 3 1/2s, 2020	2,640,000	2,587,200

Milacron, LLC bank term loan FRN Ser. B, 4 1/2s, 2020	1,320,548	1,312,295

Reynolds Group Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2018	2,913,590	2,901,009

Staples, Inc. bank term loan FRN Ser. B, 3 1/2s, 2021	4,000,000	3,945,556

TransDigm, Inc. bank term loan FRN Ser. C, 3 3/4s, 2020	3,892,531	3,796,841

TransDigm, Inc. bank term loan FRN Ser. E, 3 1/2s, 2022	2,239,291	2,174,213

Trinseo Materials Operating SCA bank term loan FRN Ser. B, 4 1/4s, 2021 (Luxembourg)	1,995,000	1,970,063

		34,563,466
Commercial and consumer services (1.5%)

Interactive Data Corp. bank term loan FRN Ser. B, 4 3/4s, 2021	3,751,263	3,741,494

Sabre GLBL, Inc. bank term loan FRN Ser. B, 4s, 2019	2,016,062	2,003,965

Travelport Finance Sarl bank term loan FRN Ser. B, 5 3/4s, 2021 (Luxembourg)	4,717,350	4,637,745

		10,383,204
Communication services (7.8%)

Altice Financing SA bank term loan FRN Ser. B, 5 1/4s, 2022 (Luxembourg)	1,995,000	1,982,531

Asurion, LLC bank term loan FRN 8 1/2s, 2021	2,007,000	1,756,753

Asurion, LLC bank term loan FRN Ser. B1, 5s, 2019	2,699,159	2,554,079

Asurion, LLC bank term loan FRN Ser. B4, 5s, 2022	2,623,425	2,431,587

CCO Safari III, LLC bank term loan FRN Ser. I, 3 1/2s, 2023	4,000,000	3,975,624

Charter Communications Operating, LLC bank term loan FRN Ser. E, 3s, 2020	2,404,161	2,367,348

Crown Castle Operating Co. bank term loan FRN Ser. B2, 3s, 2021	2,355,865	2,336,723

CSC Holdings, LLC bank term loan FRN Ser. B, 5s, 2022	5,000,000	4,987,500

Intelsat Jackson Holdings SA bank term loan FRN Ser. B2, 3 3/4s, 2019 (Bermuda)	1,839,628	1,717,753

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020	5,000,000	4,953,750

Level 3 Financing, Inc. bank term loan FRN Ser. B2, 3 1/2s, 2022	2,335,000	2,313,401

LTS Buyer, LLC bank term loan FRN 8s, 2021	158,125	152,591

LTS Buyer, LLC bank term loan FRN Ser. B, 4s, 2020	4,398,750	4,310,775

Numericable US, LLC bank term loan FRN Ser. B1, 4 1/2s, 2020 (France)	1,279,625	1,252,433

Numericable US, LLC bank term loan FRN Ser. B2, 4 1/2s, 2020 (France)	1,107,050	1,083,525

SBA Senior Finance II, LLC bank term loan FRN Ser. B, 3 1/4s, 2021	4,937,500	4,837,980

T-Mobile USA, Inc. bank term loan FRN Ser. B, 3 1/2s, 2022	1,000,000	1,000,886

Telesat Canada bank term loan FRN Ser. B, 3 1/2s, 2019 (Canada)	3,656,250	3,619,688

Virgin Media Investment Holdings, Ltd. bank term loan FRN Ser. F, 3 1/2s, 2023 (United Kingdom)	1,683,303	1,656,739

WideOpenWest Finance, LLC bank term loan FRN Ser. B, 4 1/2s, 2019	4,228,750	4,129,197

Windstream Corp. bank term loan FRN Ser. B5, 3 1/2s, 2019	1,455,328	1,426,222

		54,847,085
Consumer (0.1%)

Spectrum Brands, Inc. bank term loan FRN Ser. B, 3 1/2s, 2022	846,155	845,758

		845,758
Consumer staples (7.8%)

Blue Ribbon, LLC bank term loan FRN 9 1/4s, 2022	1,000,000	975,833

Blue Ribbon, LLC bank term loan FRN 5 3/4s, 2021	2,734,177	2,720,506

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021	4,700,420	4,436,021

Ceridian HCM Holding, Inc. bank term loan FRN Ser. B2, 4 1/2s, 2020	1,626,464	1,328,280

Coty, Inc. bank term loan FRN Ser. B, 3 3/4s, 2022	1,666,667	1,662,500

D.E Master Blenders 1753 NV bank term loan FRN Ser. B, 4 1/4s, 2022 (Netherlands)	2,431,254	2,409,981

Del Monte Foods, Inc. bank term loan FRN 8 1/4s, 2021	1,000,000	885,000

Del Monte Foods, Inc. bank term loan FRN 4.263s, 2021	3,026,100	2,882,360

Galleria Co. bank term loan FRN Ser. B, 3 3/4s, 2022	3,333,333	3,333,333

Hertz Corp. (The) bank term loan FRN Ser. B, 3s, 2018	1,950,000	1,921,563

Hostess Brands, LLC bank term loan FRN 8 1/2s, 2023	1,120,000	1,113,000

JBS USA, LLC bank term loan FRN 3 3/4s, 2020	1,470,000	1,466,325

JBS USA, LLC bank term loan FRN 2 3/4s, 2022	2,500,000	2,485,158

Landry's, Inc. bank term loan FRN Ser. B, 4s, 2018	4,131,443	4,124,990

Libbey Glass, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021	4,300,563	4,250,388

Restaurant Brands International, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021 (Canada)	6,959,420	6,929,591

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4s, 2019	2,412,081	2,403,790

Rite Aid Corp. bank term loan FRN 5 3/4s, 2020	1,900,000	1,912,667

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021	2,000,000	2,000,626

US Foods, Inc. bank term loan FRN 4 1/2s, 2019	1,416,378	1,406,640

World Kitchen, LLC bank term loan FRN 5 1/2s, 2019	4,060,515	4,019,910

		54,668,462
Energy (2.0%)

American Energy-Marcellus, LLC bank term loan FRN 5 1/4s, 2020	1,850,000	582,750

EP Energy, LLC bank term loan FRN Ser. B3, 3 1/2s, 2018	2,486,333	2,237,700

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020	1,660,000	504,225

Fieldwood Energy, LLC bank term loan FRN 3 7/8s, 2018	3,915,092	3,176,119

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5 3/4s, 2019 (Cayman Islands)	814,125	225,242

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5s, 2017 (Cayman Islands)	2,655,705	756,876

Paragon Offshore Finance Co. bank term loan FRN Ser. B, 3 3/4s, 2021 (Cayman Islands)	4,950,000	1,373,625

Samson Investment Co. bank term loan FRN 6 1/4s, 2018 (In default)(NON)	4,000,000	170,000

Seventy Seven Energy, Inc. bank term loan FRN 3 3/4s, 2021	3,957,462	3,080,223

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)	2,177,119	1,694,523

		13,801,283
Financials (4.2%)

Alliant Holdings I, LLC bank term loan FRN Ser. B, 4 1/2s, 2022	3,990,000	3,917,681

Altisource Solutions Sarl bank term loan FRN Ser. B, 4 1/2s, 2020 (Luxembourg)	4,874,968	4,326,534

Capital Automotive LP bank term loan FRN 6s, 2020	2,500,000	2,504,168

Guggenheim Partners Investment Management Holdings, LLC bank term loan FRN Ser. B, 4 1/4s, 2020	1,960,000	1,951,017

HUB International, Ltd. bank term loan FRN Ser. B, 4s, 2020	5,386,716	5,221,747

iStar, Inc. bank term loan FRN Ser. A2, 7s, 2017(R)	397,610	397,610

Starwood Property Trust, Inc. bank term loan FRN 3 1/2s, 2020	3,650,622	3,611,075

USI, Inc. bank term loan FRN Ser. B, 4 1/4s, 2019	3,890,600	3,821,301

Walter Investment Management Corp. bank term loan FRN Ser. B, 4 3/4s, 2020	4,407,978	3,812,901

		29,564,034
Gaming and lottery (8.3%)

Amaya BV bank term loan FRN 5s, 2021 (Netherlands)	2,970,056	2,837,889

American Casino & Entertainment Properties, LLC bank term loan FRN 5s, 2022	4,987,500	4,978,148

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11s, 2017	7,783,949	6,997,443

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 11 1/2s, 2017	671,625	569,202

CBAC Borrower, LLC bank term loan FRN Ser. B, 8 1/4s, 2020	2,250,000	2,070,000

CCM Merger, Inc. bank term loan FRN Ser. B, 4 1/2s, 2021	3,430,400	3,411,104

Eldorado Resorts, Inc. bank term loan FRN Ser. B, 4 1/4s, 2022	4,987,500	4,975,031

Gateway Casinos & Entertainment, Inc. bank term loan FRN Ser. B, 5 1/4s, 2019 (Canada)	3,920,000	2,928,002

Golden Nugget, Inc. bank term loan FRN Ser. B, 5 1/2s, 2019	1,953,578	1,949,182

Golden Nugget, Inc. bank term loan FRN Ser. DD, 5 1/2s, 2019	837,248	835,364

Marina District Finance Co., Inc. bank term loan FRN Ser. B, 6 1/2s, 2018	633,947	633,419

Penn National Gaming, Inc. bank term loan FRN Ser. B, 3 1/4s, 2020	3,684,375	3,655,206

Pinnacle Entertainment, Inc. bank term loan FRN Ser. B2, 3 3/4s, 2020	940,908	937,379

ROC Finance, LLC bank term loan FRN 5s, 2019	6,133,643	5,734,956

Scientific Games International, Inc. bank term loan FRN Ser. B2, 6s, 2021	6,451,250	5,956,317

Station Casinos, LLC bank term loan FRN Ser. B, 4 1/4s, 2020	4,534,734	4,493,164

Yonkers Racing Corp. bank term loan FRN 8 3/4s, 2020	2,000,000	1,935,000

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019	3,528,827	3,440,606

		58,337,412
Health-care services (3.5%)

Acadia Healthcare Co., Inc. bank term loan FRN Ser. B, 4 1/4s, 2022	2,481,250	2,489,934

CHS/Community Health Systems, Inc. bank term loan FRN Ser. H, 4s, 2021	5,458,832	5,363,302

Envision Healthcare Corp. bank term loan FRN Ser. B, 4 1/4s, 2018	3,948,425	3,933,618

IASIS Healthcare, LLC bank term loan FRN Ser. B, 4 1/2s, 2018	4,803,428	4,728,375

MPH Acquisition Holdings, LLC bank term loan FRN Ser. B, 3 3/4s, 2021	5,252,909	5,107,141

Surgical Care Affiliates, LLC bank term loan FRN Ser. B, 4 1/4s, 2022	2,985,000	2,973,806

		24,596,176
Homebuilding (1.0%)

Realogy Group, LLC bank term loan FRN 4.4s, 2016	159,407	157,016

Realogy Group, LLC bank term loan FRN Ser. B, 3 3/4s, 2020	6,828,363	6,804,894

		6,961,910
Leisure (0.7%)

Steinway Musical Instruments, Inc. bank term loan FRN 4 3/4s, 2019	4,836,508	4,812,326

		4,812,326
Lodging/Tourism (1.8%)

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021	4,162,313	3,676,708

CityCenter Holdings, LLC bank term loan FRN Ser. B, 4 1/4s, 2020	5,591,978	5,553,533

Hilton Worldwide Finance, LLC bank term loan FRN Ser. B, 3 1/2s, 2020	3,525,981	3,508,841

		12,739,082
Media (0.6%)

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019	5,680,990	3,818,097

		3,818,097
Medical technology (2.4%)

ConvaTec, Inc. bank term loan FRN Ser. B, 4 1/4s, 2020	4,154,158	4,117,809

Kinetic Concepts, Inc. bank term loan FRN 4 1/2s, 2018	3,833,683	3,730,174

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021	4,424,396	4,147,871

Sterigenics-Nordion Holdings, LLC bank term loan FRN Ser. B, 4 1/4s, 2022	5,000,000	4,925,000

		16,920,854
Pharmaceuticals (3.2%)

Akorn, Inc. bank term loan FRN Ser. B, 6s, 2020	5,940,000	5,672,700

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.188s, 2021	3,587,263	3,557,668

Horizon Pharma, Inc. bank term loan FRN Ser. B, 4 1/2s, 2021	3,990,000	3,630,900

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021 (Netherlands)	6,307,500	6,143,505

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. BD, 3 1/2s, 2019	1,918,785	1,807,975

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. C2, 3 3/4s, 2019	1,918,785	1,807,655

		22,620,403
Publishing (0.1%)

SuperMedia, Inc. bank term loan FRN 11.6s, 2016	1,562,571	777,379

		777,379
Retail (6.7%)

Academy, Ltd. bank term loan FRN Ser. B, 5s, 2022	6,277,586	5,958,477

Bass Pro Group, LLC bank term loan FRN Ser. B, 4s, 2020	3,980,000	3,721,300

DBP Holding Corp. bank term loan FRN Ser. B, 5 1/4s, 2019	4,319,393	3,598,054

Dollar Tree Stores, Inc. bank term loan FRN Ser. B, 3 1/2s, 2022	1,158,430	1,153,121

J Crew Group, Inc. bank term loan FRN Ser. B, 4s, 2021	1,936,649	1,214,643

JC Penney Corp., Inc. bank term loan FRN 6s, 2018	4,180,323	4,136,429

JC Penney Corp., Inc. bank term loan FRN 5s, 2019	2,987,188	2,967,586

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018	3,616,915	3,345,647

Leslie's Poolmart, Inc. bank term loan FRN Ser. B, 4 1/4s, 2019	2,848,964	2,777,740

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020	7,316,151	6,837,858

Petco Animal Supplies, Inc. bank term loan FRN 4s, 2017	2,857,500	2,848,316

PetSmart, Inc. bank term loan FRN Ser. B, 4 1/4s, 2022	3,050,909	2,996,374

Talbots, Inc. (The) bank term loan FRN 9 1/2s, 2021	1,825,000	1,742,875

Talbots, Inc. (The) bank term loan FRN 5 1/2s, 2020	3,654,273	3,498,966

		46,797,386
Technology (7.3%)

Avago Technologies Cayman Finance, Ltd. bank term loan FRN Ser. B, 4 1/4s, 2022 (Cayman Islands)	6,500,000	6,424,847

Avago Technologies, Ltd. bank term loan FRN Ser. B, 3 3/4s, 2020 (Cayman Islands)	3,099,224	3,086,310

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018	2,114,363	1,798,266

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020	2,476,436	1,867,646

BMC Software, Inc. bank term loan FRN 5s, 2020	4,738,889	4,101,508

CommScope, Inc. bank term loan FRN Ser. B, 3 3/4s, 2022	4,000,000	3,950,000

Dell International, LLC bank term loan FRN Ser. B2, 4s, 2020	3,185,648	3,168,924

First Data Corp. bank term loan FRN 4.212s, 2021	1,541,750	1,535,418

First Data Corp. bank term loan FRN Ser. B, 3.962s, 2022	1,000,000	985,625

First Data Corp. bank term loan FRN Ser. B, 3.712s, 2018	4,000,000	3,960,000

Freescale Semiconductor, Inc. bank term loan FRN Ser. B4, 4 1/4s, 2020	5,170,689	5,160,994

Freescale Semiconductor, Inc. bank term loan FRN Ser. B5, 5s, 2021	1,457,688	1,455,563

Infor US, Inc. bank term loan FRN Ser. B5, 3 3/4s, 2020	3,535,301	3,369,270

Informatica Corp. bank term loan FRN Ser. B, 4 1/2s, 2022	3,600,000	3,493,930

NXP BV bank term loan FRN Ser. B, 3 3/4s, 2020 (Netherlands)	2,900,000	2,882,600

SS&C European Holdings Sarl bank term loan FRN Ser. B2, 4s, 2022 (Luxembourg)	233,184	232,601

SS&C Technologies, Inc. bank term loan FRN Ser. B1, 3 3/4s, 2022	1,551,570	1,547,691

Syniverse Holdings, Inc. bank term loan FRN 4s, 2019	2,423,804	1,866,329

		50,887,522
Tire and rubber (0.5%)

American Tire Distributors, Inc. bank term loan FRN 5 1/4s, 2021	3,731,250	3,707,930

		3,707,930
Transportation (0.7%)

Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2022	4,678,275	4,571,063

Livingston International, Inc. bank term loan FRN 9s, 2020 (Canada)	341,087	315,505

		4,886,568
Utilities and power (1.9%)

Calpine Construction Finance Co. LP bank term loan FRN Ser. B, 3s, 2020	2,346,000	2,247,273

Calpine Construction Finance Co. LP bank term loan FRN Ser. B2, 3 1/4s, 2022	1,768,435	1,695,487

Energy Future Intermediate Holding Co., LLC bank term loan FRN 4 1/4s, 2016	1,761,417	1,753,711

Energy Transfer Equity LP bank term loan FRN 3 1/4s, 2019	5,570,000	5,263,650

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.676s, 2017	6,830,362	2,311,654

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.676s, 2017	70,101	23,725

		13,295,500

Total senior loans (cost $617,898,210)		$579,116,056

CORPORATE BONDS AND NOTES (11.9%)(a)
	Principal amount	Value

Basic materials (1.9%)

ArcelorMittal SA sr. unsec. bonds 10.85s, 2019 (France)	$1,500,000	$1,593,750

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)	1,600,000	1,714,400

Cemex SAB de CV 144A company guaranty sr. FRN 5.071s, 2018 (Mexico)	1,500,000	1,518,750

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)	1,000,000	765,000

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020	1,000,000	972,500

Novelis, Inc. company guaranty sr. unsec. notes 8 3/8s, 2017	640,000	633,600

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)	1,500,000	1,511,250

PQ Corp. 144A sr. notes 8 3/4s, 2018	1,126,000	1,114,740

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017	1,765,000	1,486,801

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019	2,000,000	2,070,000

		13,380,791
Capital goods (1.0%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020	1,250,000	1,293,750

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019	930,000	1,029,975

Bombardier, Inc. 144A unsec. notes 5 1/2s, 2018 (Canada)	1,250,000	1,184,375

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 8 1/2s, 2020	910,000	946,400

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018	1,231,000	1,283,318

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4s, 2020	1,250,000	1,254,688

		6,992,506
Communication services (1.8%)

Altice Financing SA 144A company guaranty sr.notes 7 7/8s, 2019 (Luxembourg)	1,600,000	1,662,000

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017	1,148,000	1,211,140

Digicel, Ltd. 144A sr. unsec. notes 7s, 2020 (Jamaica)	1,900,000	1,824,000

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2018	1,062,000	1,056,690

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/4s, 2019 (Bermuda)	1,500,000	1,309,688

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 6 3/4s, 2018 (Luxembourg)	1,000,000	655,000

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018	2,000,000	2,160,000

T-Mobile USA, Inc. company guaranty sr. unsec. bonds 6.542s, 2020	1,500,000	1,548,750

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019	1,500,000	1,436,250

		12,863,518
Consumer cyclicals (1.6%)

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)	740,000	717,800

CalAtlantic Group, Inc. company guaranty sr. unsec. notes 8 3/8s, 2018	1,000,000	1,125,000

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020	1,000,000	970,000

FCA US, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021	1,000,000	1,077,800

General Motors Financial Co., Inc. company guaranty sr. unsec. FRN 1.881s, 2020	2,275,000	2,250,528

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. FRN 2.388s, 2019	463,000	465,449

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018	2,000,000	2,052,500

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019	1,000,000	830,000

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018	815,000	836,394

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019	712,000	745,820

		11,071,291
Consumer staples (0.5%)

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019	2,198,000	1,994,685

Hertz Corp. (The) company guaranty sr. unsec. notes 4 1/4s, 2018	1,298,000	1,310,980

		3,305,665
Energy (0.3%)

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)	1,120,500	537,840

Chesapeake Energy Corp. company guaranty sr. unsec. FRN 3.571s, 2019	3,000,000	1,342,500

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty notes 12s, 2020	1,000,000	615,000

		2,495,340
Financials (1.8%)

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018	1,250,000	1,296,875

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020	1,000,000	1,020,000

iStar, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2018(R)	2,000,000	1,940,000

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.9s, perpetual maturity	3,000,000	3,090,000

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2018	1,790,000	1,740,775

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019	2,000,000	2,095,000

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018	1,500,000	1,155,000

		12,337,650
Health care (0.7%)

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018	1,268,000	1,340,910

Tenet Healthcare Corp. 144A company guaranty sr. FRN 3.837s, 2020	1,805,000	1,780,181

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 6 3/4s, 2018	1,500,000	1,462,500

		4,583,591
Technology (1.1%)

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019	2,000,000	1,575,000

Infor US, Inc. 144A sr. notes 5 3/4s, 2020	2,188,000	2,193,470

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6s, 2020(R)	1,235,000	1,295,515

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)	930,000	925,350

SunGard Data Systems, Inc. company guaranty sr. unsec. notes 7 3/8s, 2018	1,000,000	1,018,440

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019	1,365,000	846,300

		7,854,075
Utilities and power (1.2%)

AES Corp./Virginia (The) sr. unsec. FRN 3.324s, 2019	3,000,000	2,812,500

Dynegy, Inc. company guaranty sr. unsec. notes 6 3/4s, 2019	2,000,000	1,953,760

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.05s, 2019	2,000,000	1,833,733

NRG Energy, Inc. company guaranty sr. unsec. notes 7 5/8s, 2018	1,500,000	1,560,000

		8,159,993

Total corporate bonds and notes (cost $90,281,642)		$83,044,420

PREFERRED STOCKS (0.1%)(a)
	Shares	Value

HSBC USA, Inc. $0.88 pfd.	39,050	$867,301

Total preferred stocks (cost $875,910)		$867,301

COMMON STOCKS (—%)(a)
	Shares	Value

Tribune Media Co. Class 1C(NON)(F)	591,290	$147,822

Total common stocks (cost $—)		$147,822

SHORT-TERM INVESTMENTS (4.3%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.16%(AFF)	30,471,084	$30,471,084

Total short-term investments (cost $30,471,084)		$30,471,084

TOTAL INVESTMENTS

Total investments (cost $739,526,846)(b)		$693,646,683

FORWARD CURRENCY CONTRACTS at 11/30/15 (aggregate face value $5,149,726) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Canadian Dollar	Buy	1/20/16	$12,655	$12,658	$(3)
Credit Suisse International
	Canadian Dollar	Buy	1/20/16	13,104	13,217	(113)
Deutsche Bank AG
	Euro	Buy	12/16/15	1,053,764	1,129,332	(75,568)
HSBC Bank USA, National Association
	Canadian Dollar	Sell	1/20/16	246,131	248,315	2,184
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	1/20/16	702,526	708,755	6,229
	Euro	Sell	12/16/15	1,056,935	1,132,725	75,790
UBS AG
	Canadian Dollar	Sell	1/20/16	1,866,390	1,883,720	17,330
WestPac Banking Corp.
	Canadian Dollar	Buy	1/20/16	20,217	21,004	(787)

Total						$25,062

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2015 through November 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $700,605,028.
(b)	The aggregate identified cost on a tax basis is $740,001,734, resulting in gross unrealized appreciation and depreciation of $424,191 and $46,779,242, respectively, or net unrealized depreciation of $46,355,051.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$14,658,513	$252,322,993	$236,510,422	$32,800	$30,471,084
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $73,581 to cover certain derivative contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $76,471 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$—	$—	$147,822
Total common stocks	—	—	147,822
Corporate bonds and notes	—	83,044,420	—
Preferred stocks	867,301	—	—
Senior loans	—	579,116,056	—
Short-term investments	30,471,084	—	—

Totals by level	$31,338,385	$662,160,476	$147,822

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$25,062	$—

Totals by level	$—	$25,062	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$101,533	$76,471

Total	$101,533	$76,471

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$5,500,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$—	$—	$—	$2,184	$82,019	$17,330	$—	101,533

	Total Assets	$—	$—	$—	$2,184	$82,019	$17,330	$—	$101,533

	Liabilities:
	Forward currency contracts#	3	113	75,568	—	—	—	787	76,471

	Total Liabilities	$3	$113	$75,568	$—	$—	$—	$787	$76,471

	Total Financial and Derivative Net Assets	$(3)	$(113)	$(75,568)	$2,184	$82,019	$17,330	$(787)	$25,062
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—
	Net amount	$(3)	$(113)	$(75,568)	$2,184	$82,019	$17,330	$(787)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 27, 2016